CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED BALANCE SHEETS
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock, Shares Authorized	200,000,000	200,000,000
Common Stock, Shares Issued	84,672,258	89,275,002
Common Stock, Shares Outstanding	84,672,258	89,275,002